Discontinued Operations - Summary of the Discontinued Operation (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	$ 10,311	$ 194,471	$ 182,342	$ 183,256
Cost of goods sold	5,671	106,964	98,404	99,748
Gross profit	4,640	87,507	83,938	83,508	[3],[4]
Financial income, net	(65)	(1,230)	(1,004)	(791)
Foreignexchange gain, net	17	330	277	(788)
Income before taxes from discontinued operations	(969)	(18,278)	(16,964)	11,195
Net income from discontinued operations	0	0	3,366	3,725
Less- amount attributable to non-controlling interest	0	0	(391)	(469)
Accumulated currency translation effect	$ (296)	$ (5,579)	(7,234)	15,207
Net income attributable to the equity holders of the parent from discontinued operations			1,308	1,265
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues			24,167	20,524
Cost of goods sold			17,360	12,346
Gross profit			6,807	8,178
Operating expenses			5,750	6,865
Other expenses, net			7	134
Financial income, net			(185)	(64)
Foreignexchange gain, net			(73)	(22)
Income before taxes from discontinued operations			1,308	1,265
Income taxes			466	370
Net income from discontinued operations			842	895
Less- amount attributable to non-controlling interest			391	469
Net income from operations attributable to equity holders of the parent			451	426
Accumulated currency translation effect			(811)	2,830
Gain on sale of subsidiary			3,335	0
Net income attributable to the equity holders of the parent from discontinued operations			$ 2,975	$ 3,256

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 91,358, Ps. 84,352 and Ps. 79,836 during the years ended December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total assets were Ps. 145,389, Ps. 130,865 and Ps. 133,315 as of December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total liabilities were Ps. 91,831, Ps. 92,340 and Ps. 88,283 as of December 31, 2019, 2018 and 2017, respectively.
[4]	Restated due to Philippines deconsolidation.